Business Combination and Related Agreement - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Mar. 31, 2025 shares	Dec. 31, 2024 $ / shares shares	Oct. 30, 2024 $ / shares	Aug. 28, 2024 $ / shares	Jul. 07, 2024 shares	May 31, 2024 $ / shares	May 08, 2024 $ / shares	May 07, 2024 shares
Business Combination and Related Agreement [Line Items]
Common stock, shares outstanding	924,167	921,354		900,104
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock
Business Combination and Related Agreement [Line Items]
Common stock, shares outstanding	924,167	921,354	900,417	900,104			0
Common Stock | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Common stock, shares outstanding	13,333,333	13,333,333	13,333,333	13,333,333						0
Domestication | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Domestication | Warrant | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Shares converted	(1)	1
Domestication | Domesticated Purchaser Common Stock | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Shares converted	(1)	1
Common stock, shares outstanding	13,333,333	13,333,333
Common stock, par value | $ / shares	$ 10.59	$ 10.59
Domestication | Domesticated Purchaser Warrant | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Shares converted	(1)	1
Domestication | Common Stock | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Shares converted	(1)	1
Domestication | Aggregate Domesticated Purchaser Common Stock [Member] | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Common stock, shares outstanding	1,200,200,000	1,200,200,000
Sponsor Share Conversion [Member] | Domesticated Purchaser Common Stock | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Shares converted		1
Class A Ordinary Shares | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Common stock, shares outstanding	0	0		0
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Class A Ordinary Shares | Warrant | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Common stock, par value | $ / shares						$ 0.0001
Class A Ordinary Shares | Domestication | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Conversion Ratio	1	1
Shares converted	(1)	1
Class B Ordinary Shares | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Common stock, shares outstanding	13,333,333	13,333,333		13,333,333
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001				$ 0.00588235	$ 0.0001
Class B Ordinary Shares | Domestication | GIGCAPITAL7 CORP [Member]
Business Combination and Related Agreement [Line Items]
Conversion Ratio	1	1
Shares converted	(1)	1